NET LOSS PER COMMON SHARE - Computation of diluted net loss per share (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		16 Months Ended	25 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013
Numerator [Abstract]
Loss from continuing operations	$ (3,921,574)	$ (5,078,909)	$ (8,965,800)	$ (45,542,658)	$ (49,052,749)	$ (21,469,563)	$ (61,524,199)	$ (70,489,999)
Loss from discontinued operations				$ (50,298)	$ (50,298)	$ (3,088,373)	$ 802,367	$ 802,367
Denominator for basic and diluted loss per share (in shares)	273,292,023	256,619,449	272,236,712	206,120,460	219,530,283	70,372,421	242,840,594	224,003,492
Income (Loss) from Continuing Operations, Per Basic and Diluted Share	$ (0.03)	$ (0.02)	$ (0.05)	$ (0.23)	$ (0.22)	$ (0.31)	$ (0.25)	$ (0.36)
Income (Loss) from Discontinued Operations and Disposal of Discontinued Operations, Net of Tax, Per Basic and Diluted Share	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ (0.04)	$ 0.00	$ 0.00